CASH AND CASH EQUIVALENTS	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
CASH AND CASH EQUIVALENTS
CASH AND CASH EQUIVALENTS

5. CASH AND CASH EQUIVALENTS

	JUNE 30, 2013	DECEMBER 31, 2012
	(in thousands)
Cash at bank and on hand	$2,333	$2,823
Bankers' acceptances	78	1,369
Treasury bills	949	5,026
Promissory notes	2,372	6,020
Commercial papers	2,184	753
Term deposit notes	1,902	2,714

	9,818	18,705
Less: restricted cash equivalents	(78)	(302)

	$9,740	$18,403

5. CASH AND CASH EQUIVALENTS

	DECEMBER 31,
	2012	2011
	(in thousands)
Cash at bank and on hand	$2,823	$1,287
Bankers' acceptances	1,369	5,501
Treasury bills	5,026	492
Promissory notes	6,020	639
Commercial papers	753	1,963
Term deposit notes	2,714	—

	18,705	9,882
Less: restricted cash equivalents	(302)	—

	$18,403	$9,882